Segment Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Reportable segments	3
Segments reporting, description		The Company’s Chief Executive Officer, who serves as the Chief Operating Decision Maker (“CODM”), evaluates the Company’s financial performance and allocates resources based on a consolidated view of the business. Consequently, the Company operates as a single reportable segment under the guidelines of ASC 280, Segment Reporting. The CODM classifies this segment as Creator Monetization Platform.The Company’s operations, which include digital media publishing, content creation tools, and creator monetization services, are managed centrally. The CODM assesses financial performance using metrics such as revenue, gross margin, operating profit, and platform engagement metrics, which are outlined below as the primary cost components for evaluating the Company’s performance.Additionally, the CODM measures income generated from the Company’s assets by focusing on net income as a key performance indicator. This metric is used to assess the return on assets and supports strategic decision-making.
Chief Executive Officer [Member]